Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Cash and Cash Equivalents

3.   Cash and Cash Equivalents

Cash and cash equivalents includes all cash deposits and highly liquid financial instruments with a maturity of three months or less. A cash escrow account has been created per Rule 419, which requires that the securities to be issued and the funds received in this offering be deposited and held in an escrow account pending the completion of a qualified acquisition.